Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entities

Note 15—Variable Interest Entities

The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

	December 31,
	2016	2015
	(in thousands)
Assets	$10,020	$17,612
Liabilities	(2,247)	(19,250)
Net carrying amount	$7,773	$(1,638)

PIDWAL is a joint venture formed to provide drilling services in Nigeria and to hold an equity investment in PDNL. PDNL is a company owned by us and PIDWAL, formed to hold the equity investments in certain of our rig-owning entities operating in Nigeria. We determined that each of these companies met the criteria of a variable interest entity for accounting purposes because its equity at risk was insufficient to permit it to carry on its activities without additional subordinated financial support from us. We also determined that we were the primary beneficiary for accounting purposes since (a) for PIDWAL, we had the power to direct the day-to-day management and operations of the entity, and for PDNL we had the power to secure and direct its equity investment, which are the activities that most significantly impact each entity’s economic performance, and (b) we had the obligation to absorb losses or the right to receive a majority of the benefits that could be potentially significant to the variable interest entities. As a result, we consolidate PIDWAL and PDNL in our consolidated financial statements.

During the years ended December 31, 2016 and 2015, we provided financial support to PIDWAL to enable it to operate as a going concern by funding its working capital via intercompany loans and payables. We also issued corporate guarantees in the amount of $145.0 million in customs bonds issued as credit support for temporary import bonds issued in favor of PIDWAL as of December 31, 2016.

During the years ended December 31, 2016 and 2015, we provided financial support to PDNL to fund its equity investment in our rig-owning entities operating in Nigeria via intercompany loans. Both the equity investment and intercompany loans of PDNL are eliminated upon consolidation.